VIA EDGAR

August 14, 2012

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  S.A.C. Global Investors LLP

Ladies and Gentlemen:

On behalf of S.A.C. Global Investors LLP, enclosed for filing with the Securities and Exchange Commission pursuant to the requirements of
Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-1 thereunder, please find the attached report on Form 13F for the reporting period ended
June 30, 2012.

These materials are being submitted electronically pursuant to Rule 101(a)(1)(iii) of Regulation S-T.

Should you have any questions regarding the enclosures, please contact the undersigned at (203) 890-2094.

Very truly yours,

S.A.C. Global Investors LLP

By: S.A.C. Global Limited, its Managing Member


/s/ Peter Nussbaum
--------------------------
Peter Nussbaum, Director

Enclosures

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S.A.C. Global Investors LLP
Address: St. Martins Court, 4th Floor
         10 Paternoster Row
         London, EC4M 7HP
         United Kingdom

Form 13F File Number: 28-11288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Nussbaum
Title:   Authorized Person
Phone:   203-890-2094

Signature, Place, and Date of Signing:

/s/ Peter Nussbaum    Stamford, Connecticut    August 14, 2012
--------------------  -----------------------  ----------------
   [Signature]            [City, State]            [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                1
                                                        -----------
Form 13F Information Table Entry Total:                          76*
                                                        -----------
Form 13F Information Table Value Total:                 $   343,580
                                                        -----------
                                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name
 1        28-13297       S.A.C. Capital Advisors, L.P.

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

COLUMN 1                 COLUMN 2 COLUMN 3  COLUMN 4             COLUMN 5                 COLUMN 6    COLUMN 7     COLUMN 8
NAME OF                  TITLE OF            VALUE        SH                             INVESTMENT    OTHER   VOTING AUTHORITY
ISSUER                    CLASS    CUSIP    (X$1000) OR PRN AMOUNT SH / PRN PUT / CALL   DISCRETION   MANAGERS SOLE SHARED  NONE
ACE LTD                   Common  H0023R105  12,973     175,000       SH               Shared-Defined    1          175,000
AGNICO EAGLE MINES LTD    Option  008474908   4,046     100,000                Call    Shared-Defined    1          100,000
AIRGAS INC                Common  009363102   5,881      70,000       SH               Shared-Defined    1           70,000
ALLEGHENY TECHNOLOGIES
 INC                      Common  01741R102   2,456      77,000       SH               Shared-Defined    1           77,000
AMERICAN CAPITAL AGENCY
 CORP                     Option  02503X905   1,563      46,500                Call    Shared-Defined    1           46,500
ANADARKO PETE CORP        Common  032511107   3,509      53,000       SH               Shared-Defined    1           53,000
ASHLAND INC NEW           Common  044209104   5,337      77,000       SH               Shared-Defined    1           77,000
AURICO GOLD INC           Common  05155C105   4,205     525,000       SH               Shared-Defined    1          525,000
CANADIAN NAT RES LTD      Common  136385101   3,222     120,000       SH               Shared-Defined    1          120,000
CANADIAN NATL RY CO       Common  136375102   5,907      70,000       SH               Shared-Defined    1           70,000
CARPENTER TECHNOLOGY
 CORP                     Common  144285103   2,177      45,500       SH               Shared-Defined    1           45,500
CHUBB CORP                Common  171232101  15,875     218,000       SH               Shared-Defined    1          218,000
COBALT INTL ENERGY INC    Common  19075F106   1,175      50,000       SH               Shared-Defined    1           50,000
COBALT INTL ENERGY INC    Option  19075F906   9,400     400,000                Call    Shared-Defined    1          400,000
COMPANIA DE MINAS
 BUENAVENTU               Option  204448904   7,596     200,000                Call    Shared-Defined    1          200,000
CONOCOPHILLIPS            Option  20825C954  11,176     200,000                 Put    Shared-Defined    1          200,000
CYTEC INDS INC            Common  232820100   1,642      28,000       SH               Shared-Defined    1           28,000
DRESSER-RAND GROUP INC    Common  261608103   1,782      40,000       SH               Shared-Defined    1           40,000
ENI S P A                 Common  26874R108   5,102     120,000       SH               Shared-Defined    1          120,000
ENSCO PLC                 Common  G3157S106   5,402     115,000       SH               Shared-Defined    1          115,000
EXXON MOBIL CORP          Common  30231G102   2,054      24,000       SH               Shared-Defined    1           24,000
FIBRIA CELULOSE S A       Common  31573A109   1,783     238,000       SH               Shared-Defined    1          238,000
FIFTH THIRD BANCORP       Common  316773100   4,020     300,000       SH               Shared-Defined    1          300,000
FLOWSERVE CORP            Common  34354P105   6,828      59,500       SH               Shared-Defined    1           59,500
FREEPORT-MCMORAN
 COPPER & GO              Common  35671D857  10,834     318,000       SH               Shared-Defined    1          318,000
FREEPORT-MCMORAN
 COPPER & GO              Option  35671D957   3,407     100,000                 Put    Shared-Defined    1          100,000
GOLD FIELDS LTD NEW       Common  38059T106   3,228     252,000       SH               Shared-Defined    1          252,000
GOLDCORP INC NEW          Common  380956409  11,432     304,197       SH               Shared-Defined    1          304,197
GOLDCORP INC NEW          Option  380956959   3,758     100,000                 Put    Shared-Defined    1          100,000
GOODRICH CORP             Common  382388106   8,491      66,910       SH               Shared-Defined    1           66,910
HAYNES INTERNATIONAL INC  Common  420877201   1,605      31,500       SH               Shared-Defined    1           31,500
IAMGOLD CORP              Common  450913108   3,304     280,000       SH               Shared-Defined    1          280,000
INGERSOLL-RAND PLC        Common  G47791101     527      12,500       SH               Shared-Defined    1           12,500
INGREDION INC             Common  457187102   1,708      34,500       SH               Shared-Defined    1           34,500
INTERXION HOLDING N.V     Common  N47279109   7,214     398,326       SH               Shared-Defined    1          398,326
ISHARES INC               Common  464286822   5,521      89,840       SH               Shared-Defined    1           89,840
KANSAS CITY SOUTHERN      Common  485170302   4,626      66,500       SH               Shared-Defined    1           66,500
KEYCORP NEW               Common  493267108   4,412     570,000       SH               Shared-Defined    1          570,000
KINROSS GOLD CORP         Common  496902404   5,990     735,000       SH               Shared-Defined    1          735,000
KINROSS GOLD CORP         Option  496902904   1,630     200,000                Call    Shared-Defined    1          200,000
LINCARE HLDGS INC         Common  532791100   8,075     237,366       SH               Shared-Defined    1          237,366
MAG SILVER CORP           Common  55903Q104     958     110,125       SH               Shared-Defined    1          110,125
MARKET VECTORS ETF TR     Common  57060U100     685      15,300       SH               Shared-Defined    1           15,300
MOSAIC CO NEW             Common  61945C103     548      10,000       SH               Shared-Defined    1           10,000
NEWMONT MINING CORP       Common  651639106   4,754      98,000       SH               Shared-Defined    1           98,000
OCCIDENTAL PETE CORP DEL  Common  674599105   5,146      60,000       SH               Shared-Defined    1           60,000
OIL STS INTL INC          Common  678026105     993      15,000       SH               Shared-Defined    1           15,000
PARTNERRE LTD             Common  G6852T105   4,679      61,838       SH               Shared-Defined    1           61,838
PATTERSON UTI ENERGY INC  Common  703481101   1,092      75,000       SH               Shared-Defined    1           75,000
PEABODY ENERGY CORP       Common  704549104   5,046     205,800       SH               Shared-Defined    1          205,800
PPG INDS INC              Common  693506107   2,229      21,000       SH               Shared-Defined    1           21,000
RANGE RES CORP            Common  75281A109   1,856      30,000       SH               Shared-Defined    1           30,000
REGIONS FINANCIAL CORP
 NEW                      Common  7591EP100   4,853     719,000       SH               Shared-Defined    1          719,000
RIO TINTO PLC             Common  767204100  16,915     353,800       SH               Shared-Defined    1          353,800
ROYAL GOLD INC            Option  780287908   4,704      60,000                Call    Shared-Defined    1           60,000
SCHLUMBERGER LTD          Common  806857108   2,272      35,000       SH               Shared-Defined    1           35,000
SELECT SECTOR SPDR TR     Common  81369Y100   1,482      42,000       SH               Shared-Defined    1           42,000
SILVER WHEATON CORP       Common  828336107   2,255      84,000       SH               Shared-Defined    1           84,000
SOUTHERN COPPER CORP      Option  84265V905   9,453     300,000                Call    Shared-Defined    1          300,000
SPDR SERIES TRUST         Common  78464A755   1,450      35,000       SH               Shared-Defined    1           35,000
STEEL DYNAMICS INC        Common  858119100   3,455     294,000       SH               Shared-Defined    1          294,000
SYNGENTA AG               Common  87160A100   2,874      42,000       SH               Shared-Defined    1           42,000
TAHOE RES INC             Common  873868103     719      52,000       SH               Shared-Defined    1           52,000
TEAM HEALTH HOLDINGS INC  Common  87817A107   1,325      55,000       SH               Shared-Defined    1           55,000
TECK RESOURCES LTD        Common  878742204   9,870     319,000       SH               Shared-Defined    1          319,000
TECK RESOURCES LTD        Option  878742954   4,641     150,000                 Put    Shared-Defined    1          150,000
TIM PARTICIPACOES S A     Common  88706P205   2,060      75,000       SH               Shared-Defined    1           75,000
TRANSOCEAN LTD            Common  H8817H100   4,026      90,000       SH               Shared-Defined    1           90,000
TRAVELERS COMPANIES INC   Common  89417E109   7,342     115,000       SH               Shared-Defined    1          115,000
TYCO INTERNATIONAL LTD    Common  H89128104   7,399     140,000       SH               Shared-Defined    1          140,000
VALE S A                  Common  91912E105   9,595     483,400       SH               Shared-Defined    1          483,400
WALTER ENERGY INC         Common  93317Q105   1,236      28,000       SH               Shared-Defined    1           28,000
WALTER ENERGY INC         Option  93317Q955     662      15,000                 Put    Shared-Defined    1           15,000
WHITING PETE CORP NEW     Common  966387102     822      20,000       SH               Shared-Defined    1           20,000
YAMANA GOLD INC           Common  98462Y100   4,743     308,000       SH               Shared-Defined    1          308,000
YANDEX N V                Option  N97284908     572      30,000                Call    Shared-Defined    1           30,000